Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

Operating Lease Obligations

The Group leases certain office and warehouse premises under operating leases. The term of each lease agreement varies and may contain renewal options. Rental payments under operating leases are charged to operating expenses on a straight-line basis over the period of the lease based on contract terms. Rental expenses under operating leases for the years ended March 31, 2017, 2018 and 2019 were RMB7,722,836,  RMB12,475,887 and RMB19,957,192, respectively.

Future lease payments under operating leases as of March 31, 2019 were as follows:

Year ended
March 31,
RMB
2020	14,214,976
2021	9,581,261
2022	4,318,342
2023	3,309,725
2024 and after	531,128
Total	31,955,432

Capital commitment

As of March 31, 2019, the Group has several contracts with third party suppliers for the decoration of buildings newly acquired from Hangzhou Ruhnn during this fiscal year. The related capital commitments as of March 31, 2019 amounted to RMB 11,799,794, which is expected to be disbursed during the next twelve months.

Contingencies

The Group is subject to periodic legal and administrative proceedings in the ordinary course of business. The Group does not have any pending legal or administrative proceeding to which the Group is party that will have a material effect on its business or financial condition.